Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520
EBP 006 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520